Goodwill - Impairment testing (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2022
Goodwill
Term of the government bonds	20 years
Impairment loss recognised in profit or loss, goodwill	€ 8,961
Access Biologicals, LLC
Goodwill
Ownership interest acquired (as a percent)			51.00%	51.00%
Aggregate sensitivity scenario to MDS, BTS and CDx sales
Goodwill
% Asset Value	(10.00%)
Biopharma
Goodwill
Perpetual growth rate	2.10%	2.00%
Pre-tax discount rate	11.40%	11.30%
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Diagnostic
Goodwill
Perpetual growth rate	2.00%	2.00%
Pre-tax discount rate	10.60%	10.10%
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Diagnostic | Clinical diagnostics sales sensitivity scenario
Goodwill
Initially estimated sales	80.00%	66.00%
Diagnostic | MDS
Goodwill
Percentage of lower sales projection estimation on average each year	11.00%	9.00%
Diagnostic | BTS
Goodwill
Percentage of lower sales projection estimation on average each year	15.00%	17.00%
Diagnostic | Aggregate sensitivity scenario to MDS, BTS and CDx sales
Goodwill
% Asset Value		(4.00%)
Bio Supplies
Goodwill
Perpetual growth rate	1.90%	2.00%
Pre-tax discount rate	10.60%	11.40%
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Kiro Grifols
Goodwill
Perpetual growth rate	1.60%	1.60%
Pre-tax discount rate	11.60%	12.00%
Discount rate sensitivity	0.50%
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Impairment loss recognised in profit or loss, goodwill	€ 8,961
Kiro Grifols | Discount rate
Goodwill
% Asset Value	(5.00%)
Kiro Grifols | Perpetual growth rate
Goodwill
% Asset Value	(4.00%)
GigaGen Inc..
Goodwill
Pre-tax discount rate	17.90%	19.80%
Sink rate	5.00%	5.00%
Success rate	20.00%	20.00%
Discount rate sensitivity	2.00%
GigaGen Inc.. | Discount rate
Goodwill
% Asset Value	(7.00%)
Alkahest Inc
Goodwill
Discount rate sensitivity	2.00%
Alkahest Inc | Minimum
Goodwill
Pre-tax discount rate	25.90%	25.90%
Success rate	12.00%	12.00%
Alkahest Inc | Maximum
Goodwill
Pre-tax discount rate	39.80%	39.80%
Success rate	17.00%	17.00%
Alkahest Inc | Discount rate
Goodwill
% Asset Value	(17.00%)